Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

February 7, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)
File Nos. 333-215450 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), in lieu of filing under paragraph (c) of Rule 497, the Trust hereby certifies that the forms of the Combined Proxy Statement and Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497 (c) under the Act do not differ from the Combined Proxy Statement and Prospectus and Statement of Additional Information dated February 3, 2017, filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on February 3, 2017 and declared effective by the Commission on February 3, 2017.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/Angela Brickl

Angela Brickl
Secretary
Rafferty Asset Management, LLC